CONDENSED FINANCIAL INFORMATION (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION (PARENT COMPANY ONLY)

NOTE 17—CONDENSED FINANCIAL INFORMATION (PARENT COMPANY ONLY)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2012	2011
Assets
Cash on deposit with the Bank	$96	$900
Investment in common stock of the Bank	25,744	11,477
Other assets	139	272

Total assets	$25,979	$12,649

Liabilities
Other borrowings	$—	$1,300
Long-term debt	3,609	3,609
Other liabilities	18	490

Total liabilities	3,627	5,399
Stockholders’ Equity	22,352	7,250

Total liabilities and stockholders’ equity	$25,979	$12,649

Condensed Statements of Operations and Comprehensive Loss

	Years Ended December 31,
	2012	2011
Income	$403	$3

Expenses
Interest expense	89	149
Other expenses	146	207

Total expenses	235	356

Income (loss) before income tax expense and undistributed loss of the bank	168	(353)
Income tax expense	—	338

Income (loss) before equity in undistributed loss of the bank	168	(691)
Equity in undistributed loss of the bank	(2,629)	(10,315)

Net loss	(2,461)	(11,006)
Net change in unrealized gains (losses) on available-for-sale securities	(386)	869

Total comprehensive loss	$(2,847)	$(10,137)

Condensed Statements of Cash Flows

	Years Ended December 31,
	2012	2011
Operating Activities
Net loss	$(2,461)	$(11,006)
Equity in undistributed loss of the Bank	2,629	10,315
Gain on extinguishment of debt	(400)	—
Compensation cost of stock options	12	11
Other changes	41	428

Net cash used in operating activities	(179)	(252)

Investment in Bank	(17,282)	—

Financing Activities
Net capital raise proceeds	21,228	—
Repurchase TARP	(3,312)	—
Repayment of borrowings	(900)	(200)
Dividends paid on preferred stock	(359)	—

Net cash provided by (used in) financing activities	16,657	(200)

Net change in cash on deposit with the bank	(804)	(452)
Cash on deposit with the bank at beginning of year	900	1,352

Cash on deposit with the bank at end of year	$96	$900